Financial instruments - Foreign Currency Sensitivity Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency sensitivity analysis percentage (as a percent)	5.00%	5.00%	5.00%
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss	$ (2,650)	$ (3,660)	$ (2,125)
Equity	(2,650)	(3,660)	(2,125)
JPY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss	(62)	(355)	(128)
Equity	(62)	(355)	(128)
RMB
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss	(33,918)	(6,611)	16,128
Equity	(33,918)	(6,611)	16,128
Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss	(1,848)	(1,222)	(580)
Equity	$ (1,848)	$ (1,222)	$ (580)